Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Cash flows from operating activities
Net income/(loss)	$ 3,551,695	$ (1,071,648)	$ (1,562,855)
Net gain from discontinued operations, net of tax		25,500	(76,944)
Net gain/(loss) from continuing operations	3,551,695	(1,097,148)	(1,485,911)
Adjustment to reconcile net income to net cash used in operating activities
Depreciation and amortization	38,363	33,437	50,273
Amortization of operating lease right-of-use asset	63,347
Other income	(22,119)
Gain on equity method investment			(33,684)
Gain from disposal of subsidiary		(347,990)
Changes in operating assets and liabilities:
Accounts receivable	(2,608,325)
Advances to suppliers	(40,485,521)
Prepayment and other current assets	2,094,491	103,145	347,763
Inventories	(22,433,140)
Deferred tax assets	(129,034)
Accounts payable	14,111,595	1,763	(76,441)
Accrued expenses and other payables	1,777,896	(48,537)	1,042,072
Income tax payable			(4,998)
Advances from customers	42,231,914
Deferred government grant	3,454
Operating lease liabilities	(49,074)
Net cash used in operating activities from continuing operations	(1,854,458)	(1,355,330)	(160,926)
Net cash used in operating activities from discontinued operations		(296,692)	(35,467)
Net cash used in operating activities	(1,854,458)	(1,652,022)	(196,393)
Cash flows from investing activities
Purchase of property and equipment	(339,657)	(810)	(700)
Process from sale of equity investment			361,933
Acquisition of subsidiaries			(400,000)
Advance deposit for intent acquisition			(4,937,664)
Net cash used in investing activities from continuing operations	(339,657)	(810)	(4,976,431)
Net cash used in investing activities from discontinued operations		(385)	(33,956)
Net cash used in investing activities	(339,657)	(1,195)	(5,010,387)
Cash flows from financing activities
Proceeds from issuance of ordinary shares	17,639,999	667,901
Proceeds from related parties	907,135	241,822	6,823
Proceeds from short-term borrowings	1,568,455
Borrowings to related parties	(39,238)	(116,610)
Repayments to related parties	(517,670)	(594,887)	(587,120)
Net cash provided by financing activities from continuing operations	19,558,681	198,226	(580,297)
Net cash used in financing activities from discontinued operations		(86,348)	53,968
Net cash provided by financing activities	19,558,681	111,878	(526,329)
Effect of exchange rate changes on cash and cash equivalents	397,451	129,375	(55,667)
Net change in cash and cash equivalents	17,762,017	(1,411,964)	(5,788,776)
Cash and cash equivalents, beginning of the year	664,605	2,076,569	7,865,345
Cash and cash equivalents, end of the year	18,426,622	664,605	2,076,569
Less cash and cash equivalents of discontinued operations–end of year			613,979
Cash and cash equivalents of continuing operations–end of year	18,426,622	664,605	1,462,590
Supplemental cash flow information
Interest paid	34,721
Income taxes paid			6,400
Non-cash investing and financing activities
Free operating lease due to government grant	204,588
Additions of ROU Assets	100,313
Common stock issued on acquisition			7,600,000
Expense paid by related party			61,864
Cancelled common stocks issued	$ 5,000	$ 7,600,000	$ 4,800